Employee Benefit Plans	12 Months Ended
Dec. 31, 2014
Share-based Compensation [Abstract]
Employee Benefit Plans
EMPLOYEE BENEFIT PLANS

Pursuant to the terms of the City Holding Company 2003 Incentive Plan and the City Holding Company 2013 Incentive Plan (the "2003 Plan" and "2013 Plan", respectively), the Compensation Committee of the Board of Directors, or its delegate, may, from time-to-time, grant stock options, stock appreciation rights (“SARs”), or stock awards to employees, directors and individuals who provide service to the Company (collectively, "Plan Participants").  The 2003 Plan expired in April of 2013 and the 2013 Plan was approved by the shareholders in April 2013. A maximum of 750,000 shares of the Company’s common stock may be issued under the 2013 plan upon the exercise of stock options, SARs and stock awards, subject to certain limitations.  These limitations may be adjusted in the event of a change in the number of outstanding shares of common stock by reason of a stock dividend, stock split or other similar event.  Specific terms of options and SARs awarded, including vesting periods, exercise prices (stock price at date of grant) and expiration dates are determined at the date of grant and are evidenced by agreements between the Company and the awardee.  The exercise price of the option grants equals the market price of the Company’s stock on the date of grant.  All incentive stock options and SARs will be exercisable up to 10 years from the date granted and all options and SARs are exercisable for the period specified in the individual agreement.  As of December 31, 2014, under both Plans, 411,601 stock options and 216,156 stock awards are still outstanding.

Each award from the Plan is evidenced by an award agreement that specifies the option price, the duration of the option, the number of shares to which the option pertains, and such other provisions as the Compensation Committee, or its delegate, determines.  The option price for each grant is equal to the fair market value of a share of the Company’s common stock on the date of the grant.  Options granted expire at such time as the Compensation Committee, or its delegate, determines at the date of the grant and in no event does the exercise period exceed a maximum of ten years.  Upon a change-in-control of the Company, as defined in the Plan, all outstanding options and awards shall immediately vest.

Stock Options

A summary of the Company’s stock option activity and related information is presented below:

	2014		2013		2012
	Options	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price

Outstanding at January 1	173,601	$35.26	289,544	$34.38	293,817	$33.95
Granted	13,953	44.43	15,475	37.74	16,876	35.39
Exercised	(20,000)	29.19	(126,168)	33.57	(18,899)	28.78
Forfeited	—	—	(5,250)	34.56	(2,250)	33.28
Outstanding at December 31	167,554	36.74	173,601	35.26	289,544	34.38

Exercisable at end of year	89,750	36.73	76,832	37.97	183,584	34.70

Nonvested at beginning of year	96,769	33.10	105,960	33.81	108,500	34.38
Granted during the year	13,953	44.43	15,475	37.74	16,876	35.39
Vested during the year	(32,918)	29.25	(23,166)	39.64	(18,166)	38.87
Forfeited during the year	—	—	(1,500)	30.38	(1,250)	30.38
Nonvested at end of year	77,804	$36.76	96,769	$33.10	105,960	$33.81

Additional information regarding stock options outstanding and exercisable at December 31, 2014, is provided in the following table:

Ranges of Exercise Prices	No. of Options Outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Months)	Aggregate Intrinsic Value (in thousands)	No. of Options Currently Exercisable	Weighted-Average Exercise Price of Options Currently Exercisable	Weighted-Average Remaining Contractual Life (Months)	Aggregate Intrinsic Value of Options Currently Exercisable (in thousands)
26.62 - 33.90	39,250	30.84	44	$616	23,750	$30.02	31	$392
35.09 - 44.43	128,304	38.55	58	1,024	66,000	39.15	25	487
	167,554			$1,640	89,750			$879

Proceeds from stock option exercises were $0.6 million in 2014, $4.2 million in 2013, and $0.5 million in 2012. Shares issued in connection with stock option exercises are issued from available treasury shares. If no treasury shares are available, new shares are issued from available authorized shares. During 2014, 2013 and 2012, all shares issued in connection with stock option exercises and restricted stock awards were issued from available treasury stock.

The total intrinsic value of stock options exercised was $0.3 million in 2014, $0.9 million in 2013 and $0.1 million in 2012, respectively.

Stock-based compensation expense related to stock options totaled $0.2 million for each of the years ended December 31, 2014, 2013 and 2012.  The total income tax benefit recognized in the accompanying consolidated statements of income related to stock-based compensation was less than $0.1 million in 2014, $0.3 million in 2013, and less than $0.1 million in 2012.  Unrecognized stock-based compensation expense related to stock options approximated $0.4 million at December 31, 2014. At such date, the weighted-average period over which this unrecognized expense was expected to be recognized was 1.5 years.

The fair value of the options is estimated at the date of grant using a Black-Scholes option-pricing model.   The following weighted average assumptions were used to estimate the fair value of options granted:

	2014	2013	2012

Risk-free interest rate	2.42%	1.88%	2.51%
Expected dividend yield	3.60%	3.70%	3.90%
Volatility factor	48.75%	41.35%	48.40%
Expected life of option	8.0 years	8.0 years	5.0 years

Restricted Shares

The Company measures compensation expense with respect to restricted shares in an amount equal to the fair value of the common stock covered by each award on the date of grant. The restricted shares awarded become fully vested after various periods of continued employment from the respective dates of grant. The Company is entitled to an income tax deduction in an amount equal to the taxable income reported by the holders of the restricted shares when the restrictions are released and the shares are issued. Compensation is  charged to expense over the respective vesting periods.

Restricted shares are generally forfeited if officers and employees terminate prior to the lapsing of restrictions. The Company records forfeitures of restricted stock as treasury share repurchases and any compensation cost previously recognized is reversed in the period of forfeiture.  Recipients of restricted shares do not pay any cash consideration to the Company for the shares, have the right to vote all shares subject to such grant and receive all dividends with respect to such shares, whether or not the shares have vested.  Stock-based compensation expense related to restricted shares was approximately $1.0 million for the year ended December 31, 2014, $0.8 million for year ended December 31, 2013, and $0.6 million for the year ended December 31, 2012.  Unrecognized stock-based compensation expense related to non-vested restricted shares was $2.9 million at December 31, 2014. At December 31, 2014, this unrecognized expense is expected to be recognized over 3.4 years based on the weighted average-life of the restricted shares.

A summary of the Company’s restricted shares activity and related information is presented below:

	2014		2013		2012
	Restricted Awards	Average Market Price at Grant	Restricted Awards	Average Market Price at Grant	Restricted Awards	Average Market Price at Grant

Outstanding at January 1	142,469		116,711		108,209
Granted	27,162	$39.72	35,083	$38.07	23,336	$34.94
Forfeited/Vested	(6,200)		(9,325)		(14,834)
Outstanding at December 31	163,431		142,469		116,711

Benefit Plans

The Company provides retirement benefits to its employees through the City Holding Company 401(k) Plan and Trust (“the 401(k) Plan”), which is intended to be compliant with Employee Retirement Income Security Act (ERISA) section 404(c). The Company’s total expense associated with the retirement benefit plan approximated $0.8 million in 2014, $0.8 million in 2013, and $0.6 million in 2012.  The total number of shares of the Company’s common stock held by the 401(k) Plan as of December 31, 2014 and 2013 is 303,443 and 271,749, respectively.

The Company maintains two defined benefit pension plans (“the Defined Benefit Plans”), which were inherited from the Company's acquisition of the plan sponsors (Horizon Bancorp, Inc. and Community Financial Corporation). The Horizon Defined Benefit Plan was frozen in 1999 and maintains a December 31st year-end for purposes of computing its benefit obligations. The Community Defined Benefit Plan was frozen in 2012 and maintains a December 31st year-end for purposes of computing its benefit obligations.
Primarily as a result of the interest rate environment over the past several years and a revised mortality table issued in 2014, the benefit obligation exceeded the estimated fair value of plan assets as of December 31, 2014 and December 31, 2013. The Company has recorded a pension liability of $6.8 million and $2.8 million as of December 31, 2014 and 2013, included within Other Liabilities within the Consolidated Balance Sheets, and a $5.3 million and $2.9 million, net of tax, underfunded pension liability in Accumulated Other Comprehensive Income within Shareholders’ Equity at December 31, 2014 and 2013, respectively. The following table summarizes activity within the Defined Benefit Plans (dollars in thousands):

	Pension Benefits
	2014	2013

Change in fair value of plan assets:
Fair value at beginning of measurement period	$14,726	$9,663
Acquisition	—	4,558
Actual gain (loss) on plan assets	496	1,412
Contributions	409	538
Benefits paid	(964)	(1,445)
Fair value at end of measurement period	14,667	14,726

Change in benefit obligation:
Benefit obligation at beginning of measurement period	(17,524)	(13,827)
Acquisition	—	(6,297)
Interest cost	(836)	(776)
Actuarial loss	(3,994)	1,931
Benefits paid	964	1,445
Benefit obligation at end of measurement period	(21,390)	(17,524)
Funded status	(6,723)	(2,798)

Unrecognized net actuarial gain	8,461	4,555
Other comprehensive loss	(8,461)	(4,555)
Accrued Benefit Cost	$(6,723)	$(2,798)

Weighted-average assumptions for balance sheet liability at end of year:
Discount rate	3.93%	4.89%
Expected long-term rate of return	6.92%	7.35%

Weighted-average assumptions for benefit cost at beginning of year:
Discount rate	4.89%	4.31%
Expected long-term rate of return	7.35%	7.46%

The following table presents the components of the net periodic pension cost of the Defined Benefit Plans (in thousands):

	2014	2013	2012

Components of net periodic benefit:
Interest cost	$836	$776	$635
Expected return on plan assets	(1,032)	(979)	(810)
Net amortization and deferral	696	1,106	696
Net Periodic Pension Cost	$500	$903	$521

The Horizon Defined Benefit Plan is administered by the West Virginia Bankers Association (“WVBA”) and all investment policies and strategies are established by the WVBA Pension Committee. The policy established by the Pension Committee is to invest assets per target allocations, as detailed in the table below. The assets are reallocated periodically to meet these target allocations. The investment policy is reviewed periodically, under the advisement of a certified investment advisor, to determine if the policy should be revised.

The overall investment return goal is to achieve a return greater than a blended mix of stated indices tailored to the same asset mix of the plan assets by 0.5%, after fees, over a rolling five years moving average basis. Allowable assets include cash equivalents, fixed income securities, equity securities, alternative investments, mutual funds, exchange-traded funds, managed separate accounts, investment partnerships and commingled funds. Prohibited investments include, but are not limited to, private placements, limited partnerships, venture capital investments, direct investment in private real estate properties and residual remics. Unless explicitly authorized by the Pension Committee, the use of leverage or speculative use of derivatives is prohibited unless as part of an alternative asset program or as means for real asset managers to hedge investment risk or replicate investment positions at a lower cost than would otherwise be created in a cash market. Managers using derivatives must have systems in place to rigorously analyze and monitor duration, liquidity and counter-party credit risk in order to minimize the risk associated with the use of derivatives.

In order to achieve a prudent level of portfolio diversification, the securities of any one company are not to exceed more than 15% of the total plan assets, and no more than 25% of total plan assets are to be invested in any one industry (other than securities of the U.S. government or agencies thereof). Additionally, no more than 25% of plan assets shall be invested in foreign securities (both equity and fixed), if any. Exchange traded index funds are allowable investments and are not subject to these restrictions.

The expected long-term rate of return for the plan’s assets is based on the expected return of each of the categories, weighted based on the median of the target allocation for each class, noted in the table below. The target, allowable, and current allocation percentages of plan assets are as follows:

	Target Allocation 2014	Allowable- Allocation Range	Percentage of Plan Assets At December 31
			2014	2013

Equity securities	65%	40-100%	53%	53%
Fixed income securities	18%	20-40%	23%	28%
Cash and cash equivalents	2%	3-10%	9%	7%
Alternative investments	15%	0-15%	15%	12%
Total	100%		100%	100%

The Community Defined Benefit Plan is administered by the Virginia Bankers Association ("VBA") and all investment polices are established by the Board of Directors of the VBA Benefits Corporation. The investment goal is to provide asset allocation models with varying degrees of investment return and risk consistent with each bank's funding objectives and participant demographics. The Board of Directors shall at least annually review the overall investment program, and each investment alternative, to ensure the current investment mix will achieve the goals of the Plan and participating banks.

The performance goal for the investments of the Plan is to exceed the investment benchmarks over the most recent three and five year periods while taking less risk than the market. Approved asset classes include equity securities, fixed income securities and cash equivalents.

Allocations to the equity and fixed income asset classes may vary within a range of + or - 5% of the noted Target, as detailed in the table below. The minimum and maximum allocations for each sub-asset class within the equity and fixed classes are equity to 50% and 150%, respectively, of its long-term strategy target allocation.

The expected long-term rate of return for the plan’s assets is based on the expected return of each of the categories, weighted based on the median of the target allocation for each class, noted in the table below. The target, allowable, and current allocation percentages of plan assets are as follows:

	Target Allocation 2014	Allowable- Allocation Range	Percentage of Plan Assets At December 31
			2014	2013

Equity securities	25%	20%-30%	25%	26%
Fixed income securities	75%	70%-80%	75%	74%
	100%		100%	100%

The major categories of assets in the Company’s Defined Benefit Plans as of year-end are presented in the following table (in thousands).  Assets are segregated by the level of the valuation inputs within the fair value hierarchy established by ASC Topic 820 utilized to measure fair value (See Note Twenty).

	Total	Level 1	Level 2	Level 3
2014
Cash and cash equivalents	$959	$959	$—	$—
Mutual funds	6,162	5,656	506	—
Investment funds	1,610	—	1,014	596
Common stocks	3,941	3,119	822	—
Mortgage-backed securities	53	—	53	—
Government and GSE bonds	1,171	—	1,171	—
Corporate Bonds	771	—	771	—
Total	$14,667	$9,734	$4,337	$596

2013
Cash and cash equivalents	$714	$714	$—	$—
Mutual funds	5,991	5,267	724	—
Investment funds	1,305	—	809	496
Common stocks	4,399	3,477	922	—
Mortgage-backed securities	151	—	151	—
Government and GSE bonds	1,367	—	1,367	—
Corporate Bonds	799	—	799	—
Total	$14,726	$9,458	$4,772	$496

Mutual funds include large value and fixed income funds.  Common stocks include investments in small to mid cap funds and large cap funds primarily located inside of the United States.  Common stocks also include funds invested in commercial real estate as well as international value funds.  Government and GSE bonds include U.S. Treasury notes with varying maturity dates.  Corporate bonds include taxable bonds issued by U.S. corporations.

The Company anticipates making contributions to the plan of $0.4 million for the year ending December 31, 2014. The following table summarizes the expected benefits to be paid in each of the next five years and in the aggregate for the five years thereafter (in thousands):

Plan Year Ending December 31,	Expected Benefits to be Paid

2015	$1,272
2016	1,049
2017	1,147
2018	1,542
2019	1,092
2020 through 2024	5,714

In addition, the Company and its subsidiary participate in the Pentegra Defined Benefit Plan for Financial Institutions ("The Pentegra DB Plan"), a tax-qualified defined benefit pension plan. The Pentegra DB Plan's Employer Identification Number is 13-5645888 and the Plan Number is 333. The Pentegra DB Plan operates as a multi-employer plan for accounting purposes and as a multiple-employer plan under the Employee Retirement Income Security Act of 1974 and the Internal Revenue Code. There are no collective bargaining agreements in place that require contributions to the Pentegra DB Plan. The Pentegra DB Plan is a single plan under Internal Revenue Code Section 413(c) and, as a result, all of the assets stand behind all of the liabilities. Accordingly, under the Pentegra DB Plan, contributions made by a participating employer may be used to provide benefits to participants of other participating employers. The funded status as of July 1, 2014 (the latest available valuation report) was 109.13%. It is the policy of the Company to fund the normal cost of the Pentegra DB Plan on an annual basis.  Other than for normal plan expenses, no contributions were required for the years ended December 31, 2014, 2013 and 2012.  The benefits of the Pentegra DB Plan were frozen prior to the acquisition of Classic Bancshares in 2005, and it is the intention of the Company to fund benefit amounts when assets of the plan are sufficient.

The Company has entered into employment contracts with certain of its current and former executive officers. The employment contracts provide for, among other things, the payment of termination compensation in the event an executive officer either voluntarily or involuntarily terminates his employment with the Company for other than “Just Cause.” The cost of these benefits was previously accrued for each executive and is included in Other Liabilities within the Consolidated Balance Sheets. The liability was $2.0 million at both December 31, 2014 and 2013 and is fully vested, so there was no charge to operations was incurred for the years ended December 31, 2014 and December 31, 2013.

Certain entities previously acquired by the Company had entered into individual deferred compensation and supplemental retirement agreements with certain current and former directors and officers. The Company has assumed the liabilities associated with these agreements, the cost of which is being accrued over the period of active service from the date of the respective agreement. The cost of such agreements approximated $0.2 million during 2014, 2013, and 2012, respectively. The liability for such agreements approximated $6.7 million and $7.0 million at December 31, 2014 and December 31, 2013, respectively and is included within Other Liabilities in the accompanying Consolidated Balance Sheets.
To assist in funding the above liabilities, the acquired entities had insured the lives of certain current and former directors and officers. The Company is the current owner and beneficiary of insurance policies with a cash surrender value approximating $7.8 million and $7.6 million at December 31, 2014 and 2013, respectively, which is included in Other Assets in the accompanying Consolidated Balance Sheets.